Intangible assets: (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Data library	Data library not yet available for use	Total

Balance at December 31, 2022	$652	$364	$1,016

Additions	-	277	277
Amortization	(316)	-	(316)

Balance at December 31, 2023	$336	$641	$977

Additions	8	226	234
Transfer	539	(539)	-
Amortization	(364)	-	(364)

Balance at December 31, 2024	$519	$328	$847

	Data library	Data library not yet available for use	Total

Cost	$1,035	$641	$1,676

Accumulated amortization	(699)	-	(699)

Balance at December 31, 2023	$336	$641	$977

Cost	1,582	328	1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847